Shareholders' equity - Reconciliation of movement in reserves (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Debt securities at FVOCI reserve
Balance as at beginning of year		$ 62	$ 443
Net gains/(losses) from changes in fair value		(187)	(329)
Income tax effect		59	88
Transferred to income statement		(125)	(254)	$ (195)
Income tax effect		39	78
Loss allowance on debt securities measured at FVOCI		1	(2)
Other		(14)	38
Balance as at end of year		(165)	62	443
Equity securities at FVOCI reserve
Balance as at beginning of year		136	44
Net gains/(losses) from changes in fair value		(19)	92
Income tax effect		9
Balance as at end of year		126	136	44
Share-based payment reserve
Balance as at beginning of year		1,893	1,806
Share-based payment expense		90	87	86
Balance as at end of year		1,983	1,893	1,806
Cash flow hedge reserve
Balance as at beginning of year		813	196
Net gains/(losses) from changes in fair value	[1]	(635)	1,107	296
Income tax effect		189	(328)
Transferred to income statements	[1]	(309)	(237)	39
Income tax effect		94	75
Balance as at end of year		152	813	196
Foreign currency translation reserve
Balance as at beginning of year		(505)	(241)
Exchange differences on translation of foreign operations		522	(500)
Gains/(losses) on net investment hedges		(155)	236
Balance as at end of year		(138)	(505)	(241)
Other reserves
Balance as at beginning of year		(21)	(21)
Transactions with owners		(2)
Balance as at end of year		(23)	(21)	(21)
Total reserves		1,935	2,378
Parent Entity
Debt securities at FVOCI reserve
Balance as at beginning of year		313	499
Net gains/(losses) from changes in fair value		(179)	(47)
Income tax effect		53	12
Transferred to income statement		(125)	(254)
Income tax effect		39	78
Loss allowance on debt securities measured at FVOCI		1	(2)
Other		1	27
Balance as at end of year		103	313	499
Equity securities at FVOCI reserve
Balance as at beginning of year		5	(2)
Net gains/(losses) from changes in fair value		(29)	7
Income tax effect		9
Balance as at end of year		(15)	5	(2)
Share-based payment reserve
Balance as at beginning of year		1,784	1,697
Share-based payment expense		90	87
Balance as at end of year		1,874	1,784	1,697
Cash flow hedge reserve
Balance as at beginning of year		440	135
Net gains/(losses) from changes in fair value	[1]	(570)	866
Income tax effect		171	(261)
Transferred to income statements	[1]	(349)	(430)
Income tax effect		105	130
Balance as at end of year		(203)	440	135
Foreign currency translation reserve
Balance as at beginning of year		(195)	(222)
Exchange differences on translation of foreign operations		151	12
Gains/(losses) on net investment hedges		(97)	15
Balance as at end of year		(141)	(195)	(222)
Other reserves
Balance as at beginning of year		41	41
Balance as at end of year		41	41	$ 41
Total reserves		$ 1,659	$ 2,388

[1]	Comparative amounts have been revised to align to current year presentation.